Information on geographical areas	12 Months Ended
Dec. 31, 2017
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Information on geographical areas

34 Information on geographical areas

ING Group’s business lines operate in seven main geographical areas: the Netherlands, Belgium, Rest of Europe, North America, Latin America, Asia and Australia. A geographical area is a distinguishable component of the Group engaged in providing products or services within a particular economic environment that is subject to risks and returns that are different from those of geographical areas operating in other economic environments. The geographical analyses are based on the location of the office from which the transactions are originated. The Netherlands is ING Group’s country of domicile.

The tables below provide additional information, for the years 2017, 2016 and 2015 respectively, on names of principal subsidiaries and branches, nature of main activities and average number of employees on a full time equivalent basis by country/tax jurisdiction.

Additional information by country
2017
Geographical area	Country/Tax jurisdiction	Name of principal subsidiary	Main activity	Average number of employees at full time equivalent basis	Total Income	Total assets	Result before tax	Taxation
The Netherlands	The Netherlands	ING Bank N.V.	Wholesale banking/Retail banking	13,141	6,396	239,342	2,940	812
Belgium	Belgium	ING België N.V.	Wholesale banking/Retail banking	8,893	3,041	119,068	1,093	455
	Luxembourg	ING Luxembourg S.A.	Wholesale banking/Retail banking	777	298	14,748	68	27
Rest of Europe	Poland	ING Bank Slaski S.A.	Wholesale banking/Retail banking	8,664	1,119	29,976	444	112
	Germany	ING DiBa A.G.	Wholesale banking/Retail banking	4,587	2,477	138,185	1,405	448
	Romania	Branch of ING Bank N.V.	Wholesale banking/Retail banking	1,968	314	5,940	135	23
	Spain	Branch of ING Bank N.V.	Wholesale banking/Retail banking	1,135	509	23,858	97	25
	Italy	Branch of ING Bank N.V.	Wholesale banking/Retail banking	838	336	16,728	–4	7
	UK	Branch of ING Bank N.V.	Wholesale banking	603	550	78,573	324	76
	France[1]	Branch of ING Bank N.V.	Wholesale banking/Retail banking	591	310	10,678	93	32
	Russia	ING Bank (Eurasia) Z.A.O.	Wholesale banking	270	136	1,607	78	20
	Czech Republic	Branch of ING Bank N.V.	Wholesale banking/Retail banking	245	–5	5,640	–55	–11
	Hungary	Branch of ING Bank N.V.	Wholesale banking	146	32	1,003		2
	Slovakia	Branch of ING Bank N.V.	Wholesale banking	497	14	677	2	1
	Ukraine	PJSC ING Bank Ukraine	Wholesale banking	106	30	321	9	2
	Austria	Branch of ING DiBa A.G.	Wholesale banking/Retail banking	225	80	682	25	–1
	Bulgaria	Branch of ING Bank N.V.	Wholesale banking	70	9	268	–2
	Ireland	Branch of ING Bank N.V.	Wholesale banking	43	57	2,337	47	6
	Portugal	Branch of ING Bank N.V.	Wholesale banking	11	14	667	9	3
	Switzerland	Branch of ING België N.V.	Wholesale banking	204	224	9,737	145	38
North America	Canada	Belgian Overseas Agencies Ltd.	Wholesale banking			2
	USA	ING Financial Holdings Corp.	Wholesale banking	564	724	42,873	371	134
Latin America	Brazil	Branch of ING Bank N.V.	Wholesale banking	78	47	1,184	16	4
	Colombia	ING Capital Colombia S.A.S.	Wholesale banking	2	1	2
	Mexico	ING Consulting, S.A. de C.V.	Wholesale banking	8	1	2	–2
Asia	China	Branch of ING Bank N.V.	Wholesale banking	81	35	2,298	7	–2
	Japan	Branch of ING Bank N.V.	Wholesale banking	35	33	2,238	17	11
	Singapore	Branch of ING Bank N.V.	Wholesale banking	512	297	25,803	133	9
	Hong Kong	Branch of ING Bank N.V.	Wholesale banking	108	94	7,850	55	7
	Philippines	Branch of ING Bank N.V.	Wholesale banking	604	18	322	6	2
	South Korea	Branch of ING Bank N.V.	Wholesale banking	82	55	4,602	21	6
	Taiwan	Branch of ING Bank N.V.	Wholesale banking	33	23	3,910	11
	Indonesia	PT ING Securities	Wholesale banking
		Indonesia		5	1	6
	Malaysia	Branch of ING Bank N.V.	Wholesale banking	5		29	–1
	India	Branch of ING Bank N.V.	Wholesale banking		1	2	1
	Turkey	ING Bank A.S.	Wholesale banking/Retail banking	5,221	741	13,798	267	54
	United Arab Emirates	Branch of ING Bank N.V.	Wholesale banking	10			–2
Australia	Australia	ING Bank (Australia) Ltd.	Retail banking	1,143	577	37,982	330	235
Other	Mauritius	ING Mauritius Ltd.	Investment management		1	939

Total				51,504	18,590	843,878	8,085	2,539

1	Public subsidies received, as defined in article 89 of the CRD IV, amounts to EUR 0.5 million.

Australia has a very high tax charge due to a tax charge at ING Australia Holdings Ltd related to the years 2007-2013, for which a full reimbursement is expected to be received from NN Group. Although the impact on net result was nil, this special item affected both the tax and ‘other income’ line in the consolidated statement of profit or loss.

Due to the tax reforms in the US and Belgium, which resulted in a tax charge to record a reduction in deferred tax assets, the tax charge is significantly higher.

Austria, China, Singapore and Taiwan all have lower tax charges due to prior year adjustments.

Additional information by country
2016
Geographical area	Country/Tax jurisdiction	Name of principal subsidiary	Main activity	Average number of employees at full time equivalent basis	Total Income	Total assets	Result before tax	Taxation
The Netherlands	The Netherlands	ING Bank N.V.	Wholesale banking/Retail banking	13,660	6,367	292,255	1,941	493
Belgium	Belgium	ING België N.V.	Wholesale banking/Retail banking	9,348	3,057	131,431	457	109
	Luxembourg	ING Luxembourg S.A.	Wholesale banking/Retail banking	793	274	10,783	138	32
Rest of Europe	Poland	ING Bank Slaski S.A.	Wholesale banking/Retail banking	8,735	992	26,581	379	90
	Germany	ING DiBa A.G.	Wholesale banking/Retail banking	4,341	2,117	134,902	1,187	377
	Romania	Branch of ING Bank N.V.	Wholesale banking/Retail banking	1,806	288	5,456	123	21
	Spain	Branch of ING Bank N.V.	Wholesale banking/Retail banking	1,116	498	23,309	197	51
	Italy	Branch of ING Bank N.V.	Wholesale banking/Retail banking	833	376	15,920	100	33
	UK	Branch of ING Bank N.V.	Wholesale banking	599	504	29,830	290	154
	France[1]	Branch of ING Bank N.V.	Wholesale banking/Retail banking	613	280	8,614	56	18
	Russia	ING Bank (Eurasia) Z.A.O.	Wholesale banking	276	118	2,008	69	7
	Czech Republic	Branch of ING Bank N.V.	Wholesale banking/Retail banking	220	77	3,653	40	8
	Hungary	Branch of ING Bank N.V.	Wholesale banking	152	37	1,358	–1	3
	Slovakia	Branch of ING Bank N.V.	Wholesale banking	400	14	715	3	1
	Ukraine	PJSC ING Bank Ukraine	Wholesale banking	111	59	622	47	7
	Austria	Branch of ING DiBa A.G.	Wholesale banking/Retail banking	196	86	360	37	–4
	Bulgaria	Branch of ING Bank N.V.	Wholesale banking	76	9	274	–	–
	Ireland	Branch of ING Bank N.V.	Wholesale banking	42	53	1,910	54	7
	Portugal	Branch of ING Bank N.V.	Wholesale banking	11	14	642	10	3
	Switzerland	Branch of ING België N.V.	Wholesale banking	192	187	9,150	122	33
North America	Canada	Belgian Overseas Agencies Ltd.	Wholesale banking	–	–	1	–	–
	USA	ING Financial Holdings Corp.	Wholesale banking	519	732	42,571	377	110
Latin America	Brazil	Branch of ING Bank N.V.	Wholesale banking	70	43	2,097	13	–
	Colombia	ING Capital Colombia S.A.S.	Wholesale banking	2	–	1	–	–
	Mexico	ING Consulting, S.A. de C.V.	Wholesale banking	7	1	2	–1	–
Asia	China	Branch of ING Bank N.V.	Wholesale banking	72	36	2,049	7	–2
	Japan	Branch of ING Bank N.V.	Wholesale banking	33	36	3,702	22	9
	Singapore	Branch of ING Bank N.V.	Wholesale banking	502	194	25,780	22	5
	Hong Kong	Branch of ING Bank N.V.	Wholesale banking	106	80	5,964	40	7
	Philippines	Branch of ING Bank N.V.	Wholesale banking	423	17	402	4	–2
	South Korea	Branch of ING Bank N.V.	Wholesale banking	87	46	4,107	14	–1
	Taiwan	Branch of ING Bank N.V.	Wholesale banking	32	15	2,484	3	1
	Indonesia	PT ING Securities Indonesia	Wholesale banking	5	1	7	–	–
	Malaysia	Branch of ING Bank N.V.	Wholesale banking	5	–	3	–	–
	India	Branch of ING Bank N.V.	Wholesale banking	–	–	2	–	–
	Turkey	ING Bank A.S.	Wholesale banking/Retail banking	5,497	757	15,864	225	45
	United Arab Emirates	Branch of ING Bank N.V.	Wholesale banking	10	–	1	–2	–
Australia	Australia	ING Bank (Australia) Ltd.	Retail banking	1,053	505	36,691	309	90
Other	Mauritius	ING Mauritius Ltd.	Investment management	–	32	715	32	–

Total				51,943	17,902	842,216	6,314	1,705

1	Public subsidies received, as defined in article 89 of the CRD IV, amounts to EUR 1 million (2015: EUR 3 million).

The UK has a high tax charge due to changes in tax law and prior year adjustments.

Russia, China, Philippines and South Korea all have lower tax charges due to prior year adjustments.

Austria has an inverse tax charge due to the recognition of a tax asset for previously unrecognised tax losses.

Brazil has a low tax charge due to the combination of relatively high exempt income with a decreased profit.

Mauritius has no tax charge as the partial sale of Kotak Mahindra Bank shares in September 2016 was tax exempt.

Additional information by country
2015
Geographical area	Country/Tax jurisdiction	Name of principal subsidiary	Main activity	Average number of employees at full time equivalent basis	Total Income	Total assets[2]	Result before tax	Taxation
The Netherlands	The Netherlands[2]	ING Bank N.V.	Wholesale banking/Retail banking	14,586	6,427	468,506	2,060	678
Belgium	Belgium	ING België N.V.	Wholesale banking/Retail banking	9,645	3,091	130,916	1,109	329
	Luxembourg	ING Luxembourg S.A.	Wholesale banking/Retail banking	774	298	9,331	166	35
Rest of Europe	Poland	ING Bank Slaski S.A.	Wholesale banking/Retail banking	8,713	903	25,666	317	60
	Germany	ING DiBa A.G.	Wholesale banking/Retail banking	4,052	2,000	126,171	1,044	353
	Romania	Branch of ING Bank N.V.	Wholesale banking/Retail banking	1,596	221	4,685	78	13
	Spain	Branch of ING Bank N.V.	Wholesale banking/Retail banking	1,076	423	24,457	144	52
	Italy	Branch of ING Bank N.V.	Wholesale banking/Retail banking	824	202	15,828	–87	–15
	UK	Branch of ING Bank N.V.	Wholesale banking	642	556	32,156	362	–19
	France[1]	Branch of ING Bank N.V.	Wholesale banking/Retail banking	625	256	7,489	67	23
	Russia	ING Bank (Eurasia) Z.A.O.	Wholesale banking	288	185	2,520	131	32
	Czech Republic	Branch of ING Bank N.V.	Wholesale banking/Retail banking	211	64	2,519	30	5
	Hungary	Branch of ING Bank N.V.	Wholesale banking	162	46	1,129	13	5
	Slovakia	Branch of ING Bank N.V.	Wholesale banking	265	13	573	8	2
	Ukraine	PJSC ING Bank Ukraine	Wholesale banking	120	46	616	27	5
	Austria	Branch of ING DiBa A.G.	Retail banking	169	93	321	51	9
	Bulgaria	Branch of ING Bank N.V.	Wholesale banking	76	10	267	–2	–
	Ireland	Branch of ING Bank N.V.	Wholesale banking	39	64	1,697	36	5
	Portugal	Branch of ING Bank N.V.	Wholesale banking	2	3	616	3	1
	Switzerland	Branch of ING België N.V.	Wholesale banking	177	187	6,927	105	30
North America	Canada	Belgian Overseas Agencies Ltd.	Wholesale banking	–	–	–	–	–
	USA	ING Financial Holdings Corp.	Wholesale banking	492	720	47,784	423	122
Latin America	Brazil	Branch of ING Bank N.V.	Wholesale banking	56	48	1,496	32	12
	Mexico	ING Consulting, S.A. de C.V.	Wholesale banking	8	–	1	–	–
Asia	China	Branch of ING Bank N.V.	Wholesale banking	59	39	1,551	16	10
	Japan	Branch of ING Bank N.V.	Wholesale banking	30	31	6,772	20	9
	Singapore	Branch of ING Bank N.V.	Wholesale banking	472	386	19,111	230	30
	Hong Kong	Branch of ING Bank N.V.	Wholesale banking	103	85	5,052	49	1
	Philippines	Branch of ING Bank N.V.	Wholesale banking	249	22	436	5	3
	South Korea	Branch of ING Bank N.V.	Wholesale banking	68	53	3,642	23	6
	Taiwan	Branch of ING Bank N.V.	Wholesale banking	34	23	1,744	12	1
	Indonesia	PT ING Securities	Wholesale banking
		Indonesia		5	1	7	–	–
	Malaysia	Branch of ING Bank N.V.	Wholesale banking	4	–	4	–	–
	India	Branch of ING Bank N.V.	Wholesale banking	–	–	2	–	–
	Turkey	ING Bank A.S.	Wholesale banking/Retail banking	6,070	641	17,544	155	34
	United Arab Emirates	Branch of ING Bank N.V.	Wholesale banking	7	–	–	–1	–
Australia	Australia	ING Bank (Australia) Ltd.	Retail banking	1,021	490	33,507	328	92
Other	Mauritius	ING Mauritius Ltd.	Investment management	–	380	1,186	380	–

Total				52,720	18,007	1,002,228	7,334	1,924

1	Public subsidies received, as defined in article 89 of the CRD IV, amounted to EUR 3 million in 2015.
2	Included in Total assets – the Netherlands, is EUR 2,153 million related to the Investment in associate held for sale, NN Group.

The Netherlands has a high tax charge, partly due to the non-deductible Dutch bank tax and partly due to the recognition of a deferred tax liability regarding previously deducted (UK) branch losses.

The UK has a low tax charge due to the recognition of previously unrecognised tax losses carried forward.

Mauritius has no tax charge, due to an unrealised tax exempt result, following the merger of ING Vysya with Kotak in April 2015.